Note 12 - Fair Value of Financial Instruments - Fair Value and Carrying Value of Long-term Debt (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Reported Value Measurement [Member]
Long-term debt, including current portion	$ 604,786	$ 442,695
Estimate of Fair Value Measurement [Member]
Long-term debt, including current portion	$ 599,408	$ 436,293